Segment information - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Segment Reporting Information
Total assets	SFr 828,480	SFr 832,166	SFr 787,295
Operating Segments | Swiss Universal Bank
Segment Reporting Information
Total assets	239,966	237,733	232,729
Operating Segments | International Wealth Management
Segment Reporting Information
Total assets	97,067	93,262	93,059
Operating Segments | Asia Pacific
Segment Reporting Information
Total assets	101,719	102,109	107,660
Operating Segments | Global Markets
Segment Reporting Information
Total assets	213,114	241,242	214,019
Operating Segments | Investment Banking & Capital Markets
Segment Reporting Information
Total assets	26,728	24,466	17,819
Corporate Center
Segment Reporting Information
Total assets	149,886	SFr 133,354	122,009
Bank
Segment Reporting Information
Total assets	831,489		790,459
Bank | Operating Segments | Swiss Universal Bank
Segment Reporting Information
Total assets	239,966		232,729
Bank | Operating Segments | International Wealth Management
Segment Reporting Information
Total assets	97,067		93,059
Bank | Operating Segments | Asia Pacific
Segment Reporting Information
Total assets	101,719		107,660
Bank | Operating Segments | Global Markets
Segment Reporting Information
Total assets	213,114		214,019
Bank | Operating Segments | Investment Banking & Capital Markets
Segment Reporting Information
Total assets	26,728		17,819
Bank | Adjustments
Segment Reporting Information
Total assets	SFr 152,895		SFr 125,173